Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Medical equipment	$ 737	$ 737
Office furniture and equipment	56	56
Computer software and electronic equipment	78	78
Leasehold improvements	231	221
Property and equipment, gross	1,102	1,092
Less - Accumulated depreciation	957	916
Net book value	$ 145	$ 176